Asbestos - Changes in Restricted Cash and Short-Term Investments (Detail) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 AUD	Mar. 31, 2013 USD ($)	Mar. 31, 2012 USD ($)
Insurance [Abstract]
Restricted cash assets - Beginning balance	$ 133.5	128.1
Asbestos claims paid	(131.0)	(140.4)
AICF operating costs paid - claims-handling	(2.5)	(2.7)
AICF operating costs paid - non claims-handling	(2.1)	(2.3)	(1.7)	(2.8)
Insurance recoveries	25.7	27.5
Interest and investment income	2.9	3.1
NSW loan - drawdowns	22.6	25.3
NSW loan - drawdowns	23.0	25.3
Interest Received	0.9	0.9
Other	0.7	0.7
Effect of foreign exchange	(13.4)
Restricted cash & investments, Ending balance	$ 60.3	65.5	$ 133.5
Exchange rate, Beginning balance	0.9597	0.9597
Asbestos claims paid, Exchange rate	1.0716	1.0716
AICF operating costs paid - claims-handling, Exchange rate	1.0716	1.0716
AICF operating costs paid - non claims-handling, Exchange rate	1.0716	1.0716
Insurance recoveries, Exchange rate	1.0716	1.0716
Interest and investment income, Exchange rate	1.0716	1.0716
NSW loan - drawdowns, Exchange rate	1.1186	1.1186
NSW loan - drawdowns, Exchange rate	1.0983	1.0983
Interest Received, Exchange rate	1.0074	1.0074
Other, Exchange rate	1.0716	1.0716
Exchange rate, Ending balance	1.0845	1.0845	0.9597